Expense Example - Aggressive Allocation Fund	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 99
3 Years	309
5 Years	536
10 Years	1,190
Investor
Expense Example:
1 Year	124
3 Years	387
5 Years	670
10 Years	$ 1,477